Employee Benefits - Expected Benefit Payments to Retirees (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2018	$ 2,401
2019	2,098
2020	1,464
2021	1,212
2022	1,161
2023-2027	5,526
Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
2018	1,246
2019	1,249
2020	1,297
2021	1,318
2022	1,336
2023-2027	$ 6,277